Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
3,209	iShares 20+ Year Treasury Bond ETF	$423,845	1.6
6,483	iShares MSCI EAFE Small-Cap ETF	430,082	1.6
7,889	Vanguard Short-Term Treasury ETF	467,502	1.8

	Total Exchange-Traded Funds
	(Cost $1,405,810)	1,321,429	5.0

MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 95.0%
180,942	Voya Emerging Markets Index Portfolio - Class P2	2,243,684	8.4
462,765	Voya International Index Portfolio - Class P2	5,266,263	19.8
98,047	Voya Russell Mid Cap Index Portfolio - Class P2	1,361,879	5.1
99,378	Voya Russell Small Cap Index Portfolio - Class P2	1,646,690	6.2
702,553	Voya U.S. Stock Index Portfolio - Class P2	14,746,590	55.5

	Total Mutual Funds
	(Cost $25,787,464)	25,265,106	95.0

	Total Investments in Securities (Cost $27,193,274)	$26,586,535	100.0
	Assets in Excess of Other Liabilities	10,918	0.0
	Net Assets	$26,597,453	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,321,429	$–	$–	$1,321,429
Mutual Funds	25,265,106	–	–	25,265,106
Total Investments, at fair value	$26,586,535	$–	$–	$26,586,535

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$1,817,749	$1,166,345	$(651,291)	$(89,119)	$2,243,684	$-	$(88,439)	$-
Voya International Index Portfolio - Class P2	4,215,542	2,284,554	(891,859)	(341,974)	5,266,263	-	27,446	-
Voya Russell Mid Cap Index Portfolio - Class P2	1,050,405	500,985	(144,613)	(44,898)	1,361,879	-	(15,143)	-
Voya Russell Small Cap Index Portfolio - Class P2	1,212,985	690,051	(175,059)	(81,287)	1,646,690	-	(19,696)	-
Voya U.S. Bond Index Portfolio - Class P2	418,910	122,159	(550,043)	8,974	-	1,293	(28,737)	-
Voya U.S. Stock Index Portfolio - Class P2	12,118,958	5,338,891	(1,987,420)	(723,839)	14,746,590	-	175,718	-
	$20,834,549	$10,102,985	$(4,400,285)	$(1,272,143)	$25,265,106	$1,293	$51,149	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $27,208,984.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$35,408
Gross Unrealized Depreciation	(657,857)
Net Unrealized Depreciation	$(622,449)